Retirement Benefits - Summary of Company's Pension Benefits and Medical and Life Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	May 31, 2013	May 31, 2013 Pension Benefits [Member]	May 31, 2012 Pension Benefits [Member]	May 31, 2013 Pension Benefits [Member]	May 31, 2012 Pension Benefits [Member]	Nov. 30, 2012 Pension Benefits [Member]	Nov. 30, 2011 Pension Benefits [Member]	Nov. 30, 2012 Medical and Life Benefits [Member]	Nov. 30, 2011 Medical and Life Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Beginning balance	$ 1,296.8						$ 1,243.1	$ 1,296.8	$ 1,296.8	$ 1,374.3
Gain on plan assets	81.2	54.5	172.3						81.2	54.5
Employer contributions									1.2	1.5	5.1	5.5
Benefits paid									(136.1)	(133.5)	(5.1)	(5.5)
Ending balance	1,243.1	1,296.8							1,243.1	1,296.8
Benefit obligation - beginning of year							1,717.7	1,550.4	1,550.4	1,566.6	75.2	78.9
Service cost					1.4	1.1	2.7	2.2	4.5	3.9	0.1	0.1
Interest cost					15.2	18.4	30.4	36.8	73.5	78.4	3.3	3.5
Actuarial losses (gains)					(23.7)	(15.5)	(47.3)	(31.0)	225.4	35.0	2.3	(1.8)
Benefit obligation - end of year	1,717.7								1,717.7	1,550.4	75.8	75.2
Funded status of the plans									(474.6)	(253.6)	(75.8)	(75.2)
Postretirement medical and life benefits, current											(7.5)	(6.8)
Postretirement medical and life benefits, noncurrent											(68.3)	(68.4)
Pension liability, current (component of other current liabilities)									(1.2)	(1.1)
Pension liability, non-qualified (component of other noncurrent liabilities)	(454.5)	(236.4)		(439.1)					(18.9)	(16.1)
Pension benefits, noncurrent	$ (454.5)								$ (454.5)	$ (236.4)